Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Income before income taxes, as per the statement of operations	$ 101,696	$ 52,811	$ 77,263
Statutory tax rate in Israel	23.00%	24.00%	25.00%
Tax computed at the statutory tax rate	$ 23,390	$ 12,675	$ 19,316
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	1,393	1,522	978
Effect of different tax rates	379	843	(1,143)
Effect of "Approved, Beneficiary or Preferred Enterprise" status	(1,233)	(252)	(1,338)
Group's share of profits of companies accounted for at equity	(86)	(270)	(87)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(796)	4,695	1,442
Effect of change in tax rates		(5,796)	112
Taxes in respect of prior years	(485)	(227)	1,718
Uncertain tax positions	2,703	342	(234)
Other	(964)	(439)	399
Taxes on income	$ 24,301	$ 13,371	$ 21,163